Deposits [Text Block]	12 Months Ended
Mar. 31, 2018
Banking and Thrift [Abstract]
Deposits [Text Block]
9.	DEPOSITS

The balances of time deposits, including CDs, issued in amounts of ¥10 million (approximately U.S.$ 94 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 30, 2018) or more with respect to domestic deposits and issued in amounts of U.S.$100,000 or more with respect to foreign deposits were ¥27,891,132 million and ¥22,944,072 million, respectively, at March 31, 2017, and ¥27,381,920 million and ¥22,386,612 million, respectively, at March 31, 2018.

The maturity information at March 31, 2018 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥34,905,906	¥21,978,687
Due after one year through two years	4,957,492	572,306
Due after two years through three years	3,103,698	251,116
Due after three years through four years	657,641	108,218
Due after four years through five years	590,870	121,550
Due after five years	840,071	31,462

Total	¥45,055,678	¥23,063,339